Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity File Number	001-14370
Entity Registrant Name	BUENAVENTURA MINING CO INC
Entity Incorporation, State or Country Code	R5
Entity Address, Address Line One	LAS BEGONIAS 415 FLOOR 19
Entity Address, City or Town	SAN ISIDRO
Entity Address, Postal Zip Code	LIMA 27
Entity Address, Country	PE
Entity Central Index Key	0001013131
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	0
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Tanaka, Valdivia & Asociados S. Civil de R.L.
Auditor Firm ID	1315
Auditor Location	Lima, Peru
Business Contact
Document Information [Line Items]
Contact Personnel Name	Daniel Domínguez
City Area Code	511
Local Phone Number	419-2540
Contact Personnel Email Address	daniel.dominguez@buenaventura.pe
Ifrs Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common shares, nominal (par) value of ten Peruvian Soles per share (“Common Shares”)
Trading Symbol	BVN
Security Exchange Name	NYSE
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares (“ADSs”) representing one Common Share each
Trading Symbol	BVN
Security Exchange Name	NYSE